SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and equipment, net (Details)	Dec. 31, 2024
Leasehold improvements
Property and equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Buildings | Minimum
Property and equipment, net
Property and equipment, estimated useful life	20 years
Buildings | Maximum
Property and equipment, net
Property and equipment, estimated useful life	40 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Property and equipment, estimated useful life	1 year
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Property and equipment, estimated useful life	20 years
Motor vehicles
Property and equipment, net
Property and equipment, estimated useful life	5 years